LOSS PER SHARE	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
19.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB
Net loss (numerator), basic and diluted	(9,527)	(13,808)	(65,578)

Shares (denominator):
Common stock outstanding	22,743,853	22,813,541	22,873,541
Weighted average common stock outstanding used in computing basic and diluted income per share	22,743,853	22,794,791	22,858,541

Net loss per share-basic and diluted	(0.42)	(0.61)	(2.87)

For the year ended September 30, 2014, 2015 and 2016, the effect of the outstanding options was anti-dilutive.